Shareholder Report	12 Months Ended	91 Months Ended	110 Months Ended
	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Oxford Street Trust
Entity Central Index Key	0000028540
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2026
Fidelity Series Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Commodity Strategy Fund
Class Name	Fidelity® Series Commodity Strategy Fund
Trading Symbol	FCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Commodity Strategy Fund	$ 0 A	0.00%B
AAmount represents less than $.50
BAmount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. The following returns are stated on a total return basis for the three-month forward benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil also both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14% overall, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE July 31, 2016 through July 31, 2026. Initial investment of $10,000. Fidelity® Series Commodity Strategy Fund $10,000 $10,038 $10,266 $9,667 $8,534 $11,932 $15,096 $13,845 $13,151 $14,366 $18,465 Fidelity Commodity Strategy Linked Index $10,000 $10,077 $10,352 $9,797 $8,614 $12,084 $15,374 $14,162 $13,429 $14,734 $18,904 Bloomberg Commodity 3 Month Forward Total Return Index $10,000 $10,250 $10,750 $10,237 $9,671 $13,744 $18,015 $17,196 $16,736 $18,294 $23,489 Bloomberg Commodity Total Return Index $9,202 $9,273 $9,526 $9,015 $7,927 $11,120 $14,147 $13,032 $12,358 $13,558 $19,969 MSCI ACWI (All Country World Index) Index $10,000 $11,753 $13,092 $13,532 $14,564 $19,458 $17,474 $19,804 $23,253 $27,031 $33,101 2016 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Commodity Strategy Fund 28.54% 9.13% 6.32% Fidelity Commodity Strategy Linked Index 28.30% 9.36% 6.57% Bloomberg Commodity 3 Month Forward Total Return Index 28.40% 11.31% 8.91% Bloomberg Commodity Total Return Index 35.53% 10.57% 7.16% MSCI ACWI (All Country World Index) Index 22.46% 11.21% 12.72% Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 1,210,585,567	$ 1,210,585,567	$ 1,210,585,567
Holdings Count | shares	58	58	58
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$1,210,585,567
Number of Holdings	58
Total Advisory Fee	$0
Portfolio Turnover	0%

Holdings [Text Block]	Energy 31.7 Industrial Metals 27.4 Agriculture 24.6 Precious Metals 12.3 Livestock 4.0 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 31.7 Industrial Metals - 27.4 Agriculture - 24.6 Precious Metals - 12.3 Livestock - 4.0 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 41.9 Swaps 74.4 Swaps 34.3 Futures Contracts 19.5 Short-Term Investments and Net Other Assets (Liabilities) 46.2 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 34.3 Futures Contracts - 19.5 Short-Term Investments and Net Other Assets (Liabilities) - 46.2
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity SAI Inflation-Focused Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® SAI Inflation-Focused Fund
Class Name	Fidelity® SAI Inflation-Focused Fund
Trading Symbol	FIFGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® SAI Inflation-Focused Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® SAI Inflation-Focused Fund	$ 47	0.38%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. Meanwhile, Treasury Inflation Protected Securities trailed money market securities. The following returns are stated on a total return basis for the three-month forward Bloomberg benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14%, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE December 20, 2018 through July 31, 2026. Initial investment of $10,000. Fidelity® SAI Inflation-Focused Fund $10,000 $10,350 $9,518 $13,953 $17,787 $15,330 $14,713 $15,736 $23,154 Fidelity Commodity Linked Index℠ $10,000 $10,166 $8,938 $12,538 $15,952 $14,695 $13,960 $15,087 $22,597 Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index $10,000 $10,853 $8,465 $13,070 $18,527 $17,509 $17,373 $18,775 $28,120 MSCI ACWI (All Country World Index) Index $10,000 $11,820 $12,721 $16,996 $15,263 $17,298 $20,311 $23,610 $28,913 2018 2019 2020 2021 2022 2023 2024 2025 2026
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® SAI Inflation-Focused Fund 47.14% 10.66% 11.65% Fidelity Commodity Linked Index℠ 49.78% 12.50% 11.30% Bloomberg Commodity 50/50 Petroleum and ex-Petroleum Index 49.78% 16.56% 14.54% MSCI ACWI (All Country World Index) Index 22.46% 11.21% 14.96% A From December 20, 2018 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date		Dec. 20, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 7,066,303,814	$ 7,066,303,814	$ 7,066,303,814
Holdings Count | shares	59	59	59
Advisory Fees Paid, Amount	$ 21,073,786
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$7,066,303,814
Number of Holdings	59
Total Advisory Fee	$21,073,786
Portfolio Turnover	0%

Holdings [Text Block]	Energy 57.7 Agriculture 19.0 Industrial Metals 10.5 Precious Metals 9.4 Livestock 3.4 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 57.7 Agriculture - 19.0 Industrial Metals - 10.5 Precious Metals - 9.4 Livestock - 3.4 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 100.9 Futures Contracts 50.2 Short-Term Investments and Net Other Assets (Liabilities) 49.8 ASSET ALLOCATION (% of Fund's total exposure) Futures Contracts - 50.2 Short-Term Investments and Net Other Assets (Liabilities) - 49.8
Fidelity Commodity Strategy Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Commodity Strategy Fund
Class Name	Fidelity® Commodity Strategy Fund
Trading Symbol	FYHTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Commodity Strategy Fund for the period August 1, 2025 to July 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Commodity Strategy Fund	$ 71	0.62%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•For the 12 months ending July 31, 2026, most commodities gained despite a backdrop of geopolitical uncertainty. The following returns are stated on a total return basis for the three-month forward benchmark components.
•Against this backdrop, the fund benefited from its significant exposure to energy commodities, which gained 21% over the period as geopolitical tensions tightened the supply of oil. Refined petroleum products soared, with low Sulphur gas oil, heating oil and gasoline advancing 95%, 94% and 57%, respectively, according to the benchmark. West Texas intermediate crude (+35%) and Brent crude (+29%) oil also both sharply gained. Natural gas, however, returned about -37%, struggling amid higher supply.
•Precious metals (+33%) performed strongly, with gold and silver gaining 22% and 56%, respectively, according to Bloomberg. Industrial metals (+33%) also had a favorable result. Within the sector, copper (+46%) benefited from tight supply and demand driven by electrification, while zinc (+37%), aluminum (+30%) and nickel (+15%) also posted positive returns. Lead (-7%) struggled.
•Meanwhile, the agriculture sector gained roughly 14% overall, led by soybean oil (+30%), coffee (+30%), soybeans (+25%) and Kansas City wheat (+22%). Soybean meal (+15%), cotton (+14%), wheat (+11%) and corn (+4%) also generated positive results. In contrast, cocoa (-26%) and sugar (-10%) lost ground.
•Livestock, meanwhile, gained 6%, driven by live cattle (+10%). Lean hogs, however, modestly declined, returning -1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE May 30, 2017 through July 31, 2026. Initial investment of $10,000. Fidelity® Commodity Strategy Fund $10,000 $10,150 $10,329 $9,675 $8,505 $11,820 $14,785 $13,505 $12,769 $13,863 $17,698 Fidelity Commodity Strategy Linked Index $10,000 $10,161 $10,438 $9,879 $8,686 $12,185 $15,502 $14,280 $13,541 $14,857 $19,061 Bloomberg Commodity 3 Month Forward Total Return Index $10,000 $10,181 $10,677 $10,167 $9,605 $13,651 $17,893 $17,080 $16,623 $18,170 $23,330 Bloomberg Commodity Total Return Index $10,000 $10,161 $10,438 $9,879 $8,686 $12,185 $15,502 $14,280 $13,541 $14,857 $20,136 MSCI ACWI (All Country World Index) Index $10,000 $10,334 $11,511 $11,899 $12,806 $17,109 $15,365 $17,413 $20,446 $23,768 $29,105 2017 2018 2019 2020 2021 2022 2023 2024 2025 2026 2016 Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies.
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Commodity Strategy Fund 27.67% 8.41% 6.42% Fidelity Commodity Strategy Linked Index 28.30% 9.36% 7.28% Bloomberg Commodity 3 Month Forward Total Return Index 28.40% 11.31% 9.67% Bloomberg Commodity Total Return Index 35.53% 10.57% 7.93% MSCI ACWI (All Country World Index) Index 22.46% 11.21% 12.35% A From May 30, 2017 Effective September 29, 2025 the fund began comparing its performance to the Bloomberg Commodity 3 Month Forward Total Return Index rather than the Bloomberg Commodity Total Return Index because the Bloomberg Commodity 3 Month Forward Total Return Index conforms more closely to the fund's investment policies. Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date			May 30, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.fidelity.com for more recent performance information.
Net Assets	$ 179,103,872	$ 179,103,872	$ 179,103,872
Holdings Count | shares	56	56	56
Advisory Fees Paid, Amount	$ 606,008
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of July 31, 2026)
KEY FACTS
Fund Size	$179,103,872
Number of Holdings	56
Total Advisory Fee	$606,008
Portfolio Turnover	0%

Holdings [Text Block]	Energy 32.4 Industrial Metals 25.5 Agriculture 25.2 Precious Metals 12.7 Livestock 4.2 COMMODITY SECTOR DIVERSIFICATION (% of Fund's net assets) Energy - 32.4 Industrial Metals - 25.5 Agriculture - 25.2 Precious Metals - 12.7 Livestock - 4.2 DERIVATIVE EXPOSURE (% of Fund's net assets) Futures Contracts 37.8 Swaps 75.9 Swaps 35.6 Futures Contracts 17.5 Short-Term Investments and Net Other Assets (Liabilities) 46.9 ASSET ALLOCATION (% of Fund's total exposure) Swaps - 35.6 Futures Contracts - 17.5 Short-Term Investments and Net Other Assets (Liabilities) - 46.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund modified its principal investment strategies during the reporting period.

Material Fund Change Strategies [Text Block]	The fund modified its principal investment strategies during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since August 1, 2025. For more complete information, you may review the Fund's next prospectus, which we expect to be available by September 29, 2026 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec